Consolidated Statement of Income (USD $) In Millions, except Share data, unless otherwise specified	5 Months Ended				12 Months Ended		5 Months Ended		12 Months Ended		5 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2013 Common Units [Member] Public [Member]		Dec. 31, 2012 Common Units [Member] Public [Member]	Dec. 31, 2011 Common Units [Member] Public [Member]	Dec. 31, 2013 Common Units [Member] Non-public [Member] Phillips 66 [Member]		Dec. 31, 2012 Common Units [Member] Non-public [Member] Phillips 66 [Member]	Dec. 31, 2011 Common Units [Member] Non-public [Member] Phillips 66 [Member]	Dec. 31, 2013 Subordinated Units [Member] Non-public [Member] Phillips 66 [Member]		Dec. 31, 2012 Subordinated Units [Member] Non-public [Member] Phillips 66 [Member]	Dec. 31, 2011 Subordinated Units [Member] Non-public [Member] Phillips 66 [Member]
Costs and Expenses
Net income attributable to the Partnership	$ 28.9	[1]	$ 7.6				$ 6.5				$ 14.2
Less: General partner's interest in net income attributable to the Partnership	0.6	[1]
Limited partners' interest in net income attributable to the Partnership	$ 28.3	[1]
Net Income Attributable to the Partnership Per Limited Partner Unit—Basic and Diluted (dollars)
Basic, per unit											$ 0.40	[1]
Diluted, per unit											$ 0.40	[1]
Average Limited Partner Units Outstanding—Basis and Diluted (thousands)
Basic, units			18,889,000	[1]			16,328,000	[1]			35,217,112	[1]
Diluted, units			18,889,000	[1]			16,328,000	[1]			35,217,112	[1]

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.